Schedule of Investments July 31, 2022 (Unaudited)

Jackson Square Global Growth Fund

Description	Shares	Value
COMMON STOCKS - 96.7%
Brazil - 2.1%
MercadoLibre*	256	$208,310

Canada - 3.6%
Canadian Pacific Railway	4,457	351,524

Denmark - 5.1%
DSV (a)	1,946	327,903
Vestas Wind Systems (a)	6,572	172,737
		500,640
France - 12.0%
Airbus* (a)	2,773	298,988
L'Oreal (a)	688	260,103
LVMH Moet Hennessy Louis Vuitton (a)	499	346,481
Safran (a)	2,487	273,359
		1,178,931

Japan - 4.8%
MonotaRO (a)	13,307	237,601
Recruit Holdings (a)	6,199	231,675
		469,276
Netherlands - 8.3%
Adyen* (a)	140	251,827
ASML Holding (a)	516	296,574
Universal Music Group (a)	12,031	272,339
		820,740
Switzerland - 3.1%
Lonza Group (a)	508	308,738

Taiwan - 2.4%
Taiwan Semiconductor Manufacturing - ADR	2,712	239,958

United Kingdom - 2.5%
Experian (a)	6,933	242,741

United States - 52.8%
Align Technology*	481	135,146
Alphabet - Class A*	4,440	516,461
Aon - Class A	1,202	349,830
Catalent*	2,790	315,549
Edwards Lifesciences*	3,797	381,750
Lululemon Athletica*	633	196,553
Mastercard - Class A	1,330	470,541
Match Group*	2,203	161,502
Microsoft	2,883	809,373
New York Times - Class A	8,745	279,403
S&P Global	788	297,021
ServiceNow*	601	268,443
UnitedHealth Group	579	314,015
Veeva Systems - Class A*	1,570	351,021
Visa - Class A	1,686	357,617
		5,204,225
TOTAL COMMON STOCKS
(Cost $7,341,309)		9,525,083

SHORT-TERM INVESTMENT - 3.5%
Money Market Deposit Account - 3.5%
U.S. Bank N.A., 1.00% (b)
Total Money Market Deposit Account	348,419	348,419
TOTAL SHORT-TERM INVESTMENT
(Cost $348,419)		348,419

Total Investments - 100.2%
(Cost $7,689,728)		9,873,502
Other Assets and Liabilities, Net - (0.2)%		(23,688)
Total Net Assets - 100.0%		$9,849,814

*	Non-income producing security.
ADR	- American Depositary Receipt
(a)	Level 2 Security.
(b)
The Money Market Deposit Account (the "MMDA") is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of July 31, 2022.

At July 31, 2022, the sector diversification for the Fund was as follows:
% of
Sector	Net Assets
Information Technology#	27.4%
Industrials	21.7%
Health Care	18.3%
Communication Services	12.5%
Consumer Discretionary	7.6%
Financials	6.6%
Short-Term Investment	3.5%
Consumer Staples	2.6%
Other Assets and Liabilities, Net	(0.2)%
Total	100.0%

#
As of July 31, 2022, the Fund has a significant portion of its assets invested in this sector and therefore is subject to additional risks. The information technology sector may be more sensitive to changes in domestic and international competition, economic cycles, financial resources, personnel availability, rapid innovation and intellectual propety issues.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS® is a service mark of MSCI and S&P and has been licensed for use.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1- Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of July 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stocks	$6,004,017	$3,521,066	$-	$9,525,083
Short-Term Investment	348,419	–	–	348,419
Total Investments in Securities	$6,352,436	$3,521,066	$-	$9,873,502

Refer to the Schedule of Investments for further information on the classification of investments.